Annual Total Returns [BarChart] - LVIP American Preservation Fund - Standard Class	May 01, 2021
Bar Chart Table:
2013	(1.09%)
2014	2.14%
2015	0.31%
2016	1.92%
2017	1.69%
2018	0.85%
2019	4.41%
2020	5.82%